OTHER BORROWINGS	12 Months Ended
Dec. 31, 2020
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2020	2019
	(In thousands)
Advances from the FHLB	$30,000	$63,640
Federal funds purchased	-	25,000
Other	12	6
Total	$30,012	$88,646

Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 132% to 165%, respectively, of outstanding advances. Advances are also secured by FHLB stock that we own, which totaled $8.6 million at December 31, 2020. Unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) was $772.8 million at December 31, 2020. Interest expense on advances amounted to $0.5 million, $0.7 million and $1.0 million for the years ended December 31, 2020, 2019 and 2018, respectively. No FHLB advances were prepaid during 2020, 2019 or 2018.

As a member of the FHLB, we must own FHLB stock equal to the greater of 0.75% of the unpaid principal balance of residential mortgage assets or 4.5% of our outstanding advances. At December 31, 2020, we were in compliance with the FHLB stock ownership requirements.

The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2020		2019
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2020			$28,645	2.19%
2022	$-	-%	4,995	1.69
2026 and thereafter	30,000	0.74	30,000	0.74
Total advances	$30,000	0.74%	$63,640	1.47%

Borrowings with the FRB at December 31, 2020 and 2019 were zero. Average borrowings with the FRB during the years ended December 31, 2020, 2019 and 2018 totaled $1.546 million, $0.305 million and $0.003 million. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $492.0 million at December 31, 2020. Collateral for FRB borrowings are certain commercial and installment loans.

Interest expense on federal funds purchased totaled $0.01 million, $0.08 million and $0.10 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Assets, consisting of FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $1.9 billion at December 31, 2020.